SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS - Current maturities of long-term borrowings (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
Borrowings and other credit facilities
Current maturities	Rp 10,276	Rp 8,858
Two-step loans
Borrowings and other credit facilities
Current maturities	84	118
Bonds and Medium-term notes (MTN)
Borrowings and other credit facilities
Current maturities	548
Bank loans
Borrowings and other credit facilities
Current maturities	9,282	7,788
Other borrowings
Borrowings and other credit facilities
Current maturities	Rp 362	Rp 952